ORGANIZATION AND DESCRIPTION OF THE BUSINESS ORGANIZATION AND DESCRIPTION OF THE BUSINESS - Additional Information (Details) - USD ($)	Jul. 29, 2020	Jun. 30, 2020	Mar. 31, 2020	Mar. 30, 2020
Disclosure of corporate information [line items]
Class A shares to Limited Partner Units, Conversion Ratio			0.11
Exchangeable shares issued as a result of the Holding LP Distribution, Brookfield				13,700,000
Exchangeable shares issued as a result of the Holding LP Distribution, Partnership				32,600,000
Percentage of issued and outstanding exchangeable shares held by holders of units			70.40%
Percentage of issued and outstanding exchangeable shares held by Brookfield	19.30%		29.60%
Percentage of voting interest in company			82.40%
Credit facility, maximum borrowing capacity			$ 1,000,000,000
Equity Commitment from Parent			1,000,000,000
Preferred Shares			$ 25.00
Subsidiaries [Member]
Disclosure of corporate information [line items]
Percentage of voting interest in company			75.00%
Holders of exchangeable shares [Member]
Disclosure of corporate information [line items]
Percentage of voting interest in company			25.00%
Parent [member]
Disclosure of corporate information [line items]
Class A shares to Limited Partner Units, Conversion Ratio		1
Percentage of voting interest in company			7.40%
Holders of exchangeable shares, excluding Parent [Member]
Disclosure of corporate information [line items]
Percentage of voting interest in company			17.60%
Senior Unsecured Revolving Credit Facility [Member]
Disclosure of corporate information [line items]
Credit facility, maximum borrowing capacity			$ 1,000,000,000